RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - FAIR VALUE OF DERIVATIVES (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Derivatives
Current derivative assets	CAD 353	CAD 791
Long-term derivative assets	151	373
Current derivative liabilities	(1,941)	(1,945)
Long-term derivative liabilities	(2,713)	(3,950)
Total net derivative asset/(liability)	(4,150)	(4,731)
Foreign exchange contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(2,842)	(3,782)
Interest rate contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(1,045)	(1,173)
Commodity contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(261)	245
Other contracts
Fair Value of Derivatives
Total net derivative asset/(liability)	(2)	(21)
Fair Value
Fair Value of Derivatives
Current derivative assets	353	791
Long-term derivative assets	151	373
Current derivative liabilities	(1,941)	(1,945)
Long-term derivative liabilities	(2,713)	(3,950)
Total net derivative asset/(liability)	(4,150)	(4,731)
Fair Value | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets	109	10
Long-term derivative assets	73	128
Current derivative liabilities	(995)	(872)
Long-term derivative liabilities	(2,029)	(3,048)
Total net derivative asset/(liability)	(2,842)	(3,782)
Fair Value | Interest rate contracts
Fair Value of Derivatives
Current derivative assets	3	2
Long-term derivative assets	8	18
Current derivative liabilities	(583)	(564)
Long-term derivative liabilities	(473)	(629)
Total net derivative asset/(liability)	(1,045)	(1,173)
Fair Value | Commodity contracts
Fair Value of Derivatives
Current derivative assets	241	779
Long-term derivative assets	68	227
Current derivative liabilities	(359)	(501)
Long-term derivative liabilities	(211)	(260)
Total net derivative asset/(liability)	(261)	245
Fair Value | Other contracts
Fair Value of Derivatives
Long-term derivative assets	2
Current derivative liabilities	(4)	(8)
Long-term derivative liabilities		(13)
Total net derivative asset/(liability)	(2)	(21)
Level 1 | Fair Value
Fair Value of Derivatives
Current derivative assets	2	14
Current derivative liabilities	(12)	(3)
Total net derivative asset/(liability)	(10)	11
Level 1 | Fair Value | Commodity contracts
Fair Value of Derivatives
Current derivative assets	2	14
Current derivative liabilities	(12)	(3)
Total net derivative asset/(liability)	(10)	11
Level 2 | Fair Value
Fair Value of Derivatives
Current derivative assets	198	222
Long-term derivative assets	126	267
Current derivative liabilities	(1,657)	(1,574)
Long-term derivative liabilities	(2,512)	(3,711)
Total net derivative asset/(liability)	(3,845)	(4,796)
Level 2 | Fair Value | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets	109	10
Long-term derivative assets	73	128
Current derivative liabilities	(995)	(872)
Long-term derivative liabilities	(2,029)	(3,048)
Total net derivative asset/(liability)	(2,842)	(3,782)
Level 2 | Fair Value | Interest rate contracts
Fair Value of Derivatives
Current derivative assets	3	2
Long-term derivative assets	8	18
Current derivative liabilities	(583)	(564)
Long-term derivative liabilities	(473)	(629)
Total net derivative asset/(liability)	(1,045)	(1,173)
Level 2 | Fair Value | Commodity contracts
Fair Value of Derivatives
Current derivative assets	86	210
Long-term derivative assets	43	121
Current derivative liabilities	(75)	(130)
Long-term derivative liabilities	(10)	(21)
Total net derivative asset/(liability)	44	180
Level 2 | Fair Value | Other contracts
Fair Value of Derivatives
Long-term derivative assets	2
Current derivative liabilities	(4)	(8)
Long-term derivative liabilities		(13)
Total net derivative asset/(liability)	(2)	(21)
Level 3 | Fair Value
Fair Value of Derivatives
Current derivative assets	153	555
Long-term derivative assets	25	106
Current derivative liabilities	(272)	(368)
Long-term derivative liabilities	(201)	(239)
Total net derivative asset/(liability)	(295)	54
Level 3 | Fair Value | Commodity contracts
Fair Value of Derivatives
Current derivative assets	153	555
Long-term derivative assets	25	106
Current derivative liabilities	(272)	(368)
Long-term derivative liabilities	(201)	(239)
Total net derivative asset/(liability)	CAD (295)	CAD 54